Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
11.    Commitments and Contingencies:

Minimum Contractual Charter Revenues: Future minimum contractual charter revenues, gross of 1.25% brokerage commissions to Maritime, and of any other brokerage commissions to third parties, based on vessels committed, non-cancelable, long-term time charter contracts as of March 31, 2017, expiring through March 31, 2018, amount to $5,625.
Make-Whole Right and Financial Guarantee: In the event that the Company completes a primary common share financing (a “Future Pyxis Offering”) at an offering price per share (the “New Offering Price”) lower than the valuation ascribed to the share of the Company’s common stock received by the former stockholders of LookSmart, Ltd. (“LS”) pursuant to the agreement and plan of merger discussed in Note 1 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report (the “Consideration Value”), the Company will be obligated to make “whole” the former LS stockholders as of April 29, 2015 (the “Make-Whole Record Date”) pursuant to which such LS stockholders will be entitled to receive additional shares of the Company’s common stock to compensate them for the difference between $4.30 per share and the New Offering Price. The Make-Whole Right shall only apply to the first Future Pyxis Offering following the closing of the merger which results in gross proceeds to the Company of at least $5,000, excluding any proceeds received from any shares purchased or sold by Maritime Investors or its affiliates.
In addition, the Make-Whole Right provides that should the Company fail to complete a Future Pyxis Offering within a date which is three years from the date of the closing of the merger, or April 2018, each former LS stockholder who has held the Company shares continuously from the date of the Make-Whole Record Date (the “Legacy LS Stockholders”) until the expiration of such three year period, will have a 24-hour option (the “Put Period”) to require the Company to purchase from such Legacy LS Stockholders, a pro rata amount of the Company’s common stock that would result in aggregate gross proceeds to the Legacy LS Stockholders, in an amount not to exceed $2,000; provided that in no event shall a Legacy LS Stockholder receive an amount per share greater than $4.30 (the “Financial Guarantee”).
Under ASC 815, the Make-Whole Right does not meet the criteria to be accounted for as a derivative instrument under “Derivatives and Hedging” since it is not readily convertible into cash. The Make-Whole Right requires the Company to issue its own equity shares and, according to ASC 460 “Guarantees”, the Company is not required to recognize an initial liability. If a Future Pyxis Offering had been completed as of March 31, 2017, the maximum number of shares issuable to Legacy LS Stockholders would have amounted to 833,249, based on the closing price of the Company’s stock on March 31, 2017 of  $2.27, and assuming that all of the original Legacy LS Stockholders retained their make-whole right as of such date and they exercised their right to receive the additional shares.
The Financial Guarantee is accounted under ASC 460-10 “Guarantees — Option Based Contracts”. No liability for the Financial Guarantee has been reflected in the accompanying consolidated balance sheet dates, assuming that a Future Pyxis Offering will take place, the number of shares to be repurchased is not fixed, and the New Offering Price will be at a minimum equal to the Consideration Value. The Company controls the timing of any Future Pyxis Offering and the New Offering Price of any Pyxis shares in such future offering will be subject to U.S. capital markets conditions and investors’ interest.
Dispute with charterer: In September 2016, the Company had a commercial dispute with one of its charterers. As a result, Maritime placed an amount of  $300, as security, in escrow on behalf of Sixthone, which is included in balances due to related parties as reflected in the accompanying consolidated balance sheet as of December 31, 2016 and March 31, 2017, as discussed in Note 3. In 2016, the Company recognized an allowance for doubtful accounts of  $100 relating to this case. In the first quarter of 2017, such allowance was increased to $150.
Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying interim consolidated financial statements.
The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.

11.	Commitments and Contingencies

Minimum Contractual Charter Revenues: Future minimum contractual charter revenues, gross of 1.25% brokerage commissions to Maritime, and of any other brokerage commissions to third parties, based on vessels committed, non-cancelable, long-term time charter contracts as of December 31, 2016 are as follows:

Year ending December 31,	Amount
2017	$4,846
$4,846
Make-Whole Right and Financial Guarantee: In the event that subsequent to the Merger, the Company completes a primary common share financing (a “Future Pyxis Offering”) at an offering price per share (the “New Offering Price”) lower than the valuation ascribed to the share of the Company’s common stock received by the former LS stockholders pursuant to the Agreement and Plan of Merger (the “Consideration Value”), the Company will be obligated to make “whole” the former LS stockholders as of April 29, 2015 (the “Make-Whole Record Date”) pursuant to which such LS stockholders will be entitled to receive additional shares of the Company’s common stock to compensate them for the difference between the New Offering Price and the Consideration Value (the “Make-Whole Right”). The Make-Whole Right shall only apply to the first Future Pyxis Offering following the closing of the Merger which results in gross proceeds to the Company of at least $5,000, excluding any proceeds received from any shares purchased or sold by Maritime Investors or its affiliates.

In addition, the Make-Whole Right provides that should the Company fail to complete a Future Pyxis Offering within a date which is three years from the date of the closing of the Merger, each former LS stockholder who has held his Company shares continuously from the date of the Make-Whole Record Date (the “Legacy LS Stockholders”) until the expiration of such three year period, will have a 24-hour option (the “Put Period”) to require the Company to purchase from such Legacy LS Stockholders, a pro rata amount of the Company’s common stock that would result in aggregate gross proceeds to the Legacy LS Stockholders, in an amount not to exceed $2,000; provided that in no event shall a Legacy LS Stockholder receive an amount per share greater than the Consideration Value (the “Financial Guarantee”).

Under ASC 815, the Make-Whole Right does not meet the criteria to be accounted for as a derivative instrument under “Derivatives and Hedging.” since it is not readily convertible into cash. The Make-Whole Right requires the Company to issue its own equity shares and according to ASC 460 “Guarantees”, the Company is not required to recognize an initial liability. If a Future Pyxis Offering had been completed as of December 31, 2016, the maximum number of shares issuable to Legacy LS Stockholders would have amounted to 609,228, based on the closing price of the Company’s stock on December 31, 2016 of $2.60, the Consideration Value at the Merger date of $4.30, and assuming that all number of the original Legacy LS Stockholders retained their make-whole right as of such date and they exercised their right to receive the additional shares.

The Financial Guarantee is accounted under ASC 460-10 “Guarantees – Option Based Contracts”. No liability for the Financial Guarantee has been reflected in the accompanying consolidated balance sheet dates, assuming that a Future Pyxis Offering will take place, the number of shares to be repurchased is not fixed, and the New Offering Price will be at a minimum equal to the Consideration Value. The Company controls the timing of any Future Pyxis Offering and the New Offering Price of any Company shares in such future offering will be subject to U.S. capital markets conditions and investors’ interest.

Dispute with charterer: In September 2016, the Company had a commercial dispute with one of its charterers. As a result, Maritime placed an amount of $300, as security, in escrow on behalf of Sixthone, and is included in balances due to related parties as reflected in the accompanying consolidated balance sheet for the year ended December 31, 2016, as discussed in Note 3. The Company has already recognized allowance for doubtful accounts of $100 relating to this case, as discussed in Note 2.

Other: Various claims, suits, and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Company’s vessels. Currently, management is not aware of any such claims not covered by insurance or contingent liabilities, which should be disclosed, or for which a provision has not been established in the accompanying consolidated financial statements.

The Company accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, management is not aware of any other claims or contingent liabilities which should be disclosed or for which a provision should be established in the accompanying consolidated financial statements. The Company is covered for liabilities associated with the individual vessels’ actions to the maximum limits as provided by Protection and Indemnity (P&I) Clubs, members of the International Group of P&I Clubs.